Fair Value, Recorded Amount of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	$ 5,340,743	$ 4,363,805
Fair Value, Measurements, Recurring [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	5,341,000	4,364,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	529,000	586,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	4,512,000	3,523,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	300,000	255,000
Fair Value, Measurements, Recurring [Member] | Government-Sponsored Enterprises [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	4,491,000	3,497,000
Fair Value, Measurements, Recurring [Member] | Government-Sponsored Enterprises [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Government-Sponsored Enterprises [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	4,491,000	3,497,000
Fair Value, Measurements, Recurring [Member] | Government-Sponsored Enterprises [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	21,000	26,000
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	21,000	26,000
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	300,000	255,000
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	300,000	255,000
Fair Value, Measurements, Recurring [Member] | Equities and Mutual Funds [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	529,000	586,000
Fair Value, Measurements, Recurring [Member] | Equities and Mutual Funds [Member] | Level 1 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	529,000	586,000
Fair Value, Measurements, Recurring [Member] | Equities and Mutual Funds [Member] | Level 2 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Equities and Mutual Funds [Member] | Level 3 [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets at fair value	$ 0	$ 0